[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002


- CREDIT SUISSE
  GLOBAL POST-VENTURE CAPITAL FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

     For the 12 months ended October 31, 2002, the Common Class Shares and Advisor Class Shares of Credit Suisse Global Post-Venture Capital Fund(1) (the "Fund") had losses of 25.19% and 25.48%, respectively, vs. declines of 21.57% for the Russell 2000 Growth Index,(2) 13.25% for the Lipper Global Funds Index,(3) and 16.05% for the Morgan Stanley Capital International World Index.(4) The Fund's Class A Shares, Class B Shares and Class C Shares had losses of 25.37%, 25.83% and 25.82% respectively, for the same period.(5)

     The period was a very difficult one for most of the world's equity markets, hurt by uncertainty regarding the U.S. economy. While growth was surprisingly robust early in the period, the flow of data suggested a softer recovery going forward and even a potential return to recession. The outlook for profits dimmed accordingly. In addition, accounting irregularities uncovered within visible U.S. corporations caused a deterioration in investor confidence. These developments, along with ongoing geopolitical tensions, overwhelmed any grounds for encouragement, not the least of which was a global easing of monetary policy.

     Against this backdrop, the Fund had a significant loss, hurt by the global equity selloff and by the particular weakness in the growth-oriented stocks it targets. Stocks that hindered the Fund's performance included its U.S. and Japanese technology holdings and emerging-pharmaceutical holdings from Europe and elsewhere. On the positive side, stocks that aided the Fund's relative performance included its consumer-discretionary companies.

     In terms of the Fund's sector allocation, we continued to have sizable weightings in the technology, industrial, health-care and consumer-discretionary areas. We had smaller but still-meaningful positions in the consumer-staples, financial-services and energy sectors. Stocks we purchased late in the period included a Dutch semiconductor company, and, within the U.S., a provider of specialized pharmaceutical services and a company that operates a chain of organic food supermarkets.

     Notwithstanding the poor environment for equities in the period, and indeed since early 2000, we believe that the worst is probably behind us and that innovation within free markets will prevail over time. We view the downturn as being primarily driven by valuation concerns, and our ongoing contact with company managements convinces us that many opportunities exist from a longer-term perspective. However, we also believe that positive catalysts -- such as consistent improvement in the earnings outlook for companies, or additional central bank easing -- will be necessary for stocks to mount a sustainable rally.

     How long it takes for the economy and corporate profits to materially improve remains to be seen. Likewise, a positive turnaround in the initial public offering market -- which we view as an important gauge of sentiment regarding the companies the Fund invests in -- is an unknown quantity at present. But as always, we will continue to strive to identify leading-edge companies with solid long-term growth potential, a process that we believe will benefit patient investors over time.

Elizabeth B. Dater                              Vincent J. McBride
Co-Portfolio Manager                            Co-Portfolio Manager

Greg Norton-Kidd                                Calvin E. Chung
Co-Portfolio Manager                            Associate Portfolio
                                                Manager

     INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL
   POST-VENTURE CAPITAL FUND(1) COMMON CLASS SHARES, ADVISOR CLASS SHARES, THE RUSSELL 2000 GROWTH INDEX(2), THE LIPPER GLOBAL FUNDS INDEX(3) AND THE MSCI
              WORLD INDEX(4) FROM INCEPTION (9/30/96). (UNAUDITED)

            CREDIT SUISSE GLOBAL POST-VENTURE           CREDIT SUISSE GLOBAL POST-VENTURE            RUSSELL 2000 GROWTH
            CAPITAL FUND(1) COMMON CLASS -- $12,796     CAPITAL FUND(1) ADVISOR CLASS -- $12,567     INDEX(2) -- $ 7,871
 9/30/96                                   $ 10,000                                     $ 10,000                $ 10,000
10/31/96                                   $  9,860                                     $  9,850                $  9,569
11/30/96                                   $ 10,020                                     $ 10,010                $  9,835
12/31/96                                   $ 10,060                                     $ 10,050                $ 10,026
 1/31/97                                   $ 10,340                                     $ 10,330                $ 10,277
 2/28/97                                   $  9,760                                     $  9,740                $  9,656
 3/31/97                                   $  9,140                                     $  9,120                $  8,975
 4/30/97                                   $  9,180                                     $  9,160                $  8,871
 5/31/97                                   $ 10,120                                     $ 10,090                $ 10,204
 6/30/97                                   $ 10,380                                     $ 10,360                $ 10,550
 7/31/97                                   $ 11,160                                     $ 11,120                $ 11,091
 8/31/97                                   $ 10,970                                     $ 10,940                $ 11,424
 9/30/97                                   $ 11,760                                     $ 11,720                $ 12,335
10/31/97                                   $ 11,150                                     $ 11,110                $ 11,595
11/30/97                                   $ 11,020                                     $ 10,970                $ 11,318
12/31/97                                   $ 10,937                                     $ 10,885                $ 11,324
 1/31/98                                   $ 10,698                                     $ 10,646                $ 11,173
 2/28/98                                   $ 11,903                                     $ 11,839                $ 12,160
 3/31/98                                   $ 12,713                                     $ 12,648                $ 12,670
 4/30/98                                   $ 13,440                                     $ 13,364                $ 12,748
 5/31/98                                   $ 12,921                                     $ 12,846                $ 11,822
 6/30/98                                   $ 13,118                                     $ 13,043                $ 11,942
 7/31/98                                   $ 12,484                                     $ 12,410                $ 10,945
 8/31/98                                   $  9,867                                     $  9,805                $  8,419
 9/30/98                                   $ 10,283                                     $ 10,220                $  9,272
10/31/98                                   $ 10,937                                     $ 10,853                $  9,756
11/30/98                                   $ 11,872                                     $ 11,787                $ 10,513
12/31/98                                   $ 13,064                                     $ 12,968                $ 11,464
 1/31/99                                   $ 13,627                                     $ 13,530                $ 11,980
 2/28/99                                   $ 14,179                                     $ 14,081                $ 10,884
 3/31/99                                   $ 15,283                                     $ 15,174                $ 11,271
 4/30/99                                   $ 16,210                                     $ 16,090                $ 12,267
 5/31/99                                   $ 15,950                                     $ 15,830                $ 12,286
 6/30/99                                   $ 18,492                                     $ 18,338                $ 12,933
 7/31/99                                   $ 19,242                                     $ 19,087                $ 12,533
 8/31/99                                   $ 19,346                                     $ 19,181                $ 12,065
 9/30/99                                   $ 19,429                                     $ 19,254                $ 12,297
10/31/99                                   $ 20,054                                     $ 19,868                $ 12,612
11/30/99                                   $ 25,409                                     $ 25,165                $ 13,946
12/31/99                                   $ 31,480                                     $ 31,184                $ 16,404
 1/31/00                                   $ 32,374                                     $ 32,078                $ 16,251
 2/29/00                                   $ 39,690                                     $ 39,325                $ 20,032
 3/31/00                                   $ 38,738                                     $ 38,372                $ 17,926
 4/30/00                                   $ 34,743                                     $ 34,400                $ 16,116
 5/31/00                                   $ 31,793                                     $ 31,473                $ 14,705
 6/30/00                                   $ 34,359                                     $ 34,005                $ 16,605
 7/31/00                                   $ 33,117                                     $ 32,762                $ 15,182
 8/31/00                                   $ 37,506                                     $ 37,105                $ 16,779
 9/30/00                                   $ 35,985                                     $ 35,584                $ 15,945
10/31/00                                   $ 32,129                                     $ 31,775                $ 14,651
11/30/00                                   $ 25,731                                     $ 25,446                $ 11,991
12/31/00                                   $ 26,358                                     $ 26,061                $ 12,724
 1/31/01                                   $ 27,217                                     $ 26,897                $ 13,754
 2/28/01                                   $ 23,536                                     $ 23,262                $ 11,869
 3/31/01                                   $ 20,517                                     $ 20,277                $ 10,790
 4/30/01                                   $ 22,329                                     $ 22,054                $ 12,110
 5/31/01                                   $ 21,899                                     $ 21,624                $ 12,391
 6/30/01                                   $ 21,284                                     $ 21,021                $ 12,729
 7/31/01                                   $ 19,913                                     $ 19,650                $ 11,644
 8/31/01                                   $ 18,764                                     $ 18,524                $ 10,916
 9/30/01                                   $ 16,035                                     $ 15,818                $  9,154
10/31/01                                   $ 17,103                                     $ 16,863                $ 10,035
11/30/01                                   $ 18,462                                     $ 18,199                $ 10,873
12/31/01                                   $ 19,205                                     $ 18,919                $ 11,550
 1/31/02                                   $ 18,427                                     $ 18,152                $ 11,139
 2/28/02                                   $ 17,719                                     $ 17,444                $ 10,418
 3/31/02                                   $ 18,659                                     $ 18,361                $ 11,323
 4/30/02                                   $ 18,079                                     $ 17,792                $ 11,079
 5/31/02                                   $ 17,499                                     $ 17,223                $ 10,431
 6/30/02                                   $ 16,419                                     $ 16,155                $  9,546
 7/31/02                                   $ 14,329                                     $ 14,100                $  8,079
 8/31/02                                   $ 13,772                                     $ 13,543                $  8,075
 9/30/02                                   $ 12,459                                     $ 12,254                $  7,492
10/31/02                                   $ 12,796                                     $ 12,567                $  7,871

                 LIPPER GLOBAL FUNDS     MSCI WORLD
                 INDEX(3) -- $11,454     INDEX(4) -- $11,095
 9/30/96                    $ 10,000                $ 10,000
10/31/96                    $ 10,003                $ 10,072
11/30/96                    $ 10,476                $ 10,638
12/31/96                    $ 10,492                $ 10,469
 1/31/97                    $ 10,727                $ 10,597
 2/28/97                    $ 10,793                $ 10,721
 3/31/97                    $ 10,663                $ 10,511
 4/30/97                    $ 10,799                $ 10,856
 5/31/97                    $ 11,459                $ 11,528
 6/30/97                    $ 11,951                $ 12,105
 7/31/97                    $ 12,548                $ 12,664
 8/31/97                    $ 11,853                $ 11,818
 9/30/97                    $ 12,589                $ 12,462
10/31/97                    $ 11,797                $ 11,808
11/30/97                    $ 11,821                $ 12,019
12/31/97                    $ 11,960                $ 12,167
 1/31/98                    $ 12,094                $ 12,508
 2/28/98                    $ 12,911                $ 13,357
 3/31/98                    $ 13,560                $ 13,923
 4/30/98                    $ 13,758                $ 14,061
 5/31/98                    $ 13,640                $ 13,887
 6/30/98                    $ 13,683                $ 14,218
 7/31/98                    $ 13,688                $ 14,197
 8/31/98                    $ 11,695                $ 12,306
 9/30/98                    $ 11,702                $ 12,526
10/31/98                    $ 12,476                $ 13,661
11/30/98                    $ 13,163                $ 14,475
12/31/98                    $ 13,710                $ 15,184
 1/31/99                    $ 13,997                $ 15,519
 2/28/99                    $ 13,593                $ 15,108
 3/31/99                    $ 14,059                $ 15,740
 4/30/99                    $ 14,697                $ 16,362
 5/31/99                    $ 14,265                $ 15,767
 6/30/99                    $ 14,984                $ 16,504
 7/31/99                    $ 15,024                $ 16,456
 8/31/99                    $ 15,008                $ 16,429
 9/30/99                    $ 14,878                $ 16,272
10/31/99                    $ 15,457                $ 17,120
11/30/99                    $ 16,495                $ 17,604
12/31/99                    $ 18,328                $ 19,031
 1/31/00                    $ 17,612                $ 17,944
 2/29/00                    $ 18,701                $ 17,994
 3/31/00                    $ 19,167                $ 19,240
 4/30/00                    $ 18,211                $ 18,429
 5/31/00                    $ 17,669                $ 17,965
 6/30/00                    $ 18,369                $ 18,572
 7/31/00                    $ 17,997                $ 18,051
 8/31/00                    $ 18,727                $ 18,641
 9/30/00                    $ 17,732                $ 17,652
10/31/00                    $ 17,300                $ 17,358
11/30/00                    $ 16,292                $ 16,307
12/31/00                    $ 16,770                $ 16,573
 1/31/01                    $ 17,047                $ 16,895
 2/28/01                    $ 15,798                $ 15,469
 3/31/01                    $ 14,701                $ 14,456
 4/30/01                    $ 15,708                $ 15,528
 5/31/01                    $ 15,613                $ 15,335
 6/30/01                    $ 15,174                $ 14,857
 7/31/01                    $ 14,798                $ 14,661
 8/31/01                    $ 14,210                $ 13,960
 9/30/01                    $ 12,882                $ 12,732
10/31/01                    $ 13,203                $ 12,977
11/30/01                    $ 13,923                $ 13,747
12/31/01                    $ 14,126                $ 13,835
 1/31/02                    $ 13,698                $ 13,417
 2/28/02                    $ 13,617                $ 13,303
 3/31/02                    $ 14,262                $ 13,894
 4/30/02                    $ 13,916                $ 13,427
 5/31/02                    $ 13,948                $ 13,458
 6/30/02                    $ 13,138                $ 12,645
 7/31/02                    $ 11,976                $ 11,580
 8/31/02                    $ 12,031                $ 11,604
 9/30/02                    $ 10,835                $ 10,331
10/31/02                    $ 11,454                $ 11,095

[CHART]

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE GLOBAL
 POST-VENTURE CAPITAL FUND(1) CLASS A SHARES(5), CLASS B SHARES(5), AND CLASS C
  SHARES(5), THE RUSSELL 2000 GROWTH INDEX(2), THE LIPPER GLOBAL FUNDS INDEX(3)
        AND THE MSCI WORLD INDEX(4) FROM INCEPTION (7/31/01). (UNAUDITED)

              CREDIT SUISSE GLOBAL POST-VENTURE       CREDIT SUISSE GLOBAL POST-VENTURE        CREDIT SUISSE GLOBAL POST-VENTURE
              CAPITAL FUND(1) CLASS A(5) -- $6,044    CAPITAL FUND(1) CLASS B(5) -- $ 6,171    CAPITAL FUND(1) CLASS C(5) -- $ 6,367
 7/31/01                                   $ 9,425                                 $ 10,000                                 $ 10,000
 8/31/01                                   $ 8,881                                 $  9,417                                 $  9,417
 9/30/01                                   $ 7,589                                 $  8,040                                 $  8,041
10/31/01                                   $ 8,100                                 $  8,576                                 $  8,583
11/30/01                                   $ 8,738                                 $  9,252                                 $  9,260
12/31/01                                   $ 9,090                                 $  9,614                                 $  9,621
 1/31/02                                   $ 8,721                                 $  9,217                                 $  9,224
 2/28/02                                   $ 8,386                                 $  8,855                                 $  8,869
 3/31/02                                   $ 8,832                                 $  9,322                                 $  9,329
 4/30/02                                   $ 8,557                                 $  9,024                                 $  9,031
 5/31/02                                   $ 8,287                                 $  8,732                                 $  8,740
 6/30/02                                   $ 7,776                                 $  8,189                                 $  8,198
 7/31/02                                   $ 6,781                                 $  7,140                                 $  7,149
 8/31/02                                   $ 6,517                                 $  6,854                                 $  6,863
 9/30/02                                   $ 5,895                                 $  6,195                                 $  6,209
10/31/02                                   $ 6,044                                 $  6,172                                 $  6,367

                 RUSSELL 2000 GROWTH    LIPPER GLOBAL FUNDS     MSCI WORLD
                 INDEX(2) -- $ 6,760    INDEX(3) -- $ 7,741     INDEX(4) -- $ 7,568
 7/31/01                    $ 10,000               $ 10,000                $ 10,000
 8/31/01                    $  9,375               $  9,603                $  9,522
 9/30/01                    $  7,862               $  8,706                $  8,684
10/31/01                    $  8,618               $  8,923                $  8,851
11/30/01                    $  9,338               $  9,409                $  9,376
12/31/01                    $  9,919               $  9,546                $  9,436
 1/31/02                    $  9,566               $  9,257                $  9,152
 2/28/02                    $  8,947               $  9,202                $  9,074
 3/31/02                    $  9,725               $  9,638                $  9,477
 4/30/02                    $  9,515               $  9,404                $  9,158
 5/31/02                    $  8,958               $  9,426                $  9,180
 6/30/02                    $  8,199               $  8,878                $  8,625
 7/31/02                    $  6,938               $  8,093                $  7,899
 8/31/02                    $  6,935               $  8,130                $  7,915
 9/30/02                    $  6,434               $  7,322                $  7,046
10/31/02                    $  6,760               $  7,741                $  7,568

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                               SINCE
                                                     1 YEAR      5 YEARS     INCEPTION
                                                    --------    ---------    ---------
Common Class                                        (22.30%)      1.16%        3.73%
Advisor Class                                       (22.54%)      0.89%        3.44%
Class A Without Sales Charge                        (22.30%)        --       (33.03%)
Class A With Maximum Sales Charge                   (26.76%)        --       (36.34%)
Class B Without Sales Charge                        (22.92%)        --       (33.56%)
Class B With Maximum Sales Charge                   (26.00%)        --       (35.27%)
Class C Without Sales Charge                        (22.77%)        --       (33.45%)
Class C With Maximum Sales Charge                   (23.54%)        --       (33.45%)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                               SINCE
                                                     1 YEAR      5 YEARS     INCEPTION
                                                    --------    ---------    ---------
Common Class                                        (25.19%)      2.79%        4.13%
Advisor Class                                       (25.48%)      2.50%        3.82%
Class A Without Sales Charge                        (25.37%)        --       (29.81%)
Class A With Maximum Sales Charge                   (29.67%)        --       (33.05%)
Class B Without Sales Charge                        (25.83%)        --       (30.27%)
Class B With Maximum Sales Charge                   (28.80%)        --       (31.94%)
Class C Without Sales Charge                        (25.82%)        --       (30.21%)
Class C With Maximum Sales Charge                   (26.56%)        --       (30.21%)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued any time.
(2) The Russell 2000 Growth Index measures the performance of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is complied by the Frank Russell Company. Investors cannot invest directly in an index.
(3) The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying equity funds classified by Lipper Inc. as global. It is compiled by Lipper Inc. Investors cannot invest directly in an index.
(4) The Morgan Stanley Capital International World Index is a free float-adjusted market capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(5) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -29.67%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -28.80%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -26.56%.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------    ------------
COMMON STOCKS (94.7%)
BERMUDA (0.7%)
INSURANCE (0.7%)
    Montpelier Re Holdings, Ltd*                         14,200    $    360,680
                                                                   ------------
TOTAL BERMUDA                                                           360,680
                                                                   ------------
CANADA (1.6%)
FOOD & DRUG RETAILING (1.6%)
    Shoppers Drug Mart Corp.*                            55,100         876,048
                                                                   ------------
TOTAL CANADA                                                            876,048
                                                                   ------------
FRANCE (4.1%)
COMMERCIAL SERVICES & SUPPLIES (2.7%)
    Neopost SA*                                          42,730       1,489,530
                                                                   ------------
HEALTHCARE PROVIDERS & SERVICES (1.4%)
    Generale de Sante*                                   75,800         750,659
                                                                   ------------
TOTAL FRANCE                                                          2,240,189
                                                                   ------------
IRELAND (3.8%)
AIRLINES (3.8%)
    Ryanair Holdings PLC*                               232,800       1,527,884
    Ryanair Holdings PLC ADR*                            14,600         543,266
                                                                   ------------
                                                                      2,071,150
                                                                   ------------
TOTAL IRELAND                                                         2,071,150
                                                                   ------------
JAPAN (3.3%)
COMMERCIAL SERVICES & SUPPLIES (0.6%)
    Venture Link Company, Ltd.                           57,500         334,188
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS (2.7%)
    Nintendo Company, Ltd.                               14,900       1,435,194
    Sega Corp.*                                              40             483
                                                                   ------------
                                                                      1,435,677
                                                                   ------------
TOTAL JAPAN                                                           1,769,865
                                                                   ------------
NETHERLANDS (4.6%)
FOOD PRODUCTS (1.8%)
    Nutreco Holdings NV                                  71,010         936,693
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.8%)
    ASML Holding NV*                                    174,460       1,529,019
                                                                   ------------
TOTAL NETHERLANDS                                                     2,465,712
                                                                   ------------
NORWAY (3.4%)
MEDIA (3.4%)
    Tandberg ASA*                                       171,600       1,857,584
                                                                   ------------
TOTAL NORWAY                                                          1,857,584
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        5

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ---------    ------------
COMMON STOCKS (CONTINUED)

SPAIN (1.6%)
IT CONSULTING & SERVICES (1.6%)
    Indra Sistemas SA                                   126,800    $    882,771
                                                                   ------------
TOTAL SPAIN                                                             882,771
                                                                   ------------
SWEDEN (1.5%)
HEALTHCARE EQUIPMENT & SUPPLIES (1.5%)
    Getinge AB Class B                                   43,700         810,841
                                                                   ------------
TOTAL SWEDEN                                                            810,841
                                                                   ------------
SWITZERLAND (3.0%)
COMPUTERS & PERIPHERALS (2.7%)
    Logitech International SA*                           43,950       1,443,971
                                                                   ------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.3%)
    Nobel Biocare Holding AG*                             2,913         162,010
                                                                   ------------
TOTAL SWITZERLAND                                                     1,605,981
                                                                   ------------
UNITED KINGDOM (16.5%)
COMMERCIAL SERVICES & SUPPLIES (1.6%)
    Amey PLC                                            498,500         222,272
    Nestor Healthcare Group PLC                         233,500         631,988
                                                                   ------------
                                                                        854,260
                                                                   ------------
DIVERSIFIED FINANCIALS (2.8%)
    Amvescap PLC                                        243,000       1,505,487
                                                                   ------------
ENERGY EQUIPMENT & SERVICES (1.4%)
    Wood Group (John) PLC                               313,600         785,003
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE (2.9%)
    Enterprise Inns PLC                                 114,400       1,035,392
    William Hill PLC                                    157,260         532,047
                                                                   ------------
                                                                      1,567,439
                                                                   ------------
HOUSEHOLD DURABLES (2.8%)
    MFI Furniture Group PLC                             742,700       1,522,159
                                                                   ------------
SOFTWARE (2.9%)
    Insignia Solutions, Inc. ADR*                       100,200          38,076
    Sage Group PLC                                      664,500       1,517,831
                                                                   ------------
                                                                      1,555,907
                                                                   ------------
SPECIALTY RETAIL (2.1%)
    Game Group PLC                                      656,600       1,147,952
                                                                   ------------
TOTAL UNITED KINGDOM                                                  8,938,207
                                                                   ------------
UNITED STATES (50.6%)
BANKS (1.1%)
    Mellon Financial Corp.                               21,000         594,090
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        6

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)

BIOTECHNOLOGY (4.9%)
    Affymetrix, Inc.*                                    51,000    $  1,331,100
    IDEC Pharmaceuticals Corp.*                          13,100         602,862
    Medimmune, Inc.*                                     29,100         743,505
                                                                   ------------
                                                                      2,677,467
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES (3.4%)
    BISYS Group, Inc.*                                   51,200         916,480
    Education Management Corp.*                          25,400         932,180
                                                                   ------------
                                                                      1,848,660
                                                                   ------------
COMMUNICATIONS EQUIPMENT (0.0%)
    Cisco Systems, Inc.*                                  1,628          18,201
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
    Fisher Scientific International, Inc.*               29,700         849,420
                                                                   ------------
FOOD & DRUG RETAILING (1.1%)
    Whole Foods Market, Inc.                             12,300         573,844
                                                                   ------------
HEALTHCARE PROVIDERS & SERVICES (11.5%)
    Accredo Health, Inc.*                                13,600         629,408
    AdvancePCS*                                          48,300       1,212,330
    Anthem, Inc.*                                        19,200       1,209,600
    Health Management Associates, Inc. Class A*          31,900         609,928
    Manor Care, Inc.*                                    50,600       1,000,362
    Quest Diagnostics, Inc.*                             16,000       1,021,280
    United Surgical Partners International, Inc.*        27,000         536,220
                                                                   ------------
                                                                      6,219,128
                                                                   ------------
INSURANCE (2.9%)
    Ambac Financial Group, Inc.                          10,000         618,000
    Radian Group, Inc.                                   26,400         931,128
                                                                   ------------
                                                                      1,549,128
                                                                   ------------
INTERNET & CATALOG RETAIL (1.8%)
    USA Networks, Inc.*                                  37,800         955,962
                                                                   ------------
INTERNET SOFTWARE & SERVICES (1.6%)
    BEA Systems, Inc.*                                  107,400         868,758
    Magma Design Automation, Inc.*                          390           3,327
                                                                   ------------
                                                                        872,085
                                                                   ------------
IT CONSULTING & SERVICES (1.3%)
    Anteon International Corp.*                          31,100         715,300
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS (2.1%)
    Mattel, Inc.                                         62,600       1,149,336
                                                                   ------------
MEDIA (2.7%)
    Cablevision Systems New York Group Class A*          54,500         521,020
    Clear Channel Communications, Inc.*                   7,400         274,170

                 See Accompanying Notes to Financial Statements.

                                        7

                                                      NUMBER OF
                                                        SHARES        VALUE
                                                      ---------    ------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)

    Insight Communications Company, Inc.*                69,600    $    677,904
                                                                   ------------
                                                                      1,473,094
                                                                   ------------
MULTILINE RETAIL (1.2%)
    Dollar Tree Stores, Inc.*                            25,300         665,137
                                                                   ------------
OIL & GAS (2.9%)
    Chaparral Resources, Inc.*                                1               1
    Newfield Exploration Co.*                            26,000         909,740
    Spinnaker Exploration Co.*                           33,600         646,800
                                                                   ------------
                                                                      1,556,541
                                                                   ------------
PHARMACEUTICALS (0.8%)
    Watson Pharmaceuticals, Inc.*                        16,300         448,087
                                                                   ------------
REAL ESTATE (1.6%)
    Istar Financial, Inc.                                30,000         852,000
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.6%)
    Integrated Circuit Systems, Inc.*                    16,300         333,172
    Ultratech Stepper, Inc.*                             59,600         524,480
                                                                   ------------
                                                                        857,652
                                                                   ------------
SPECIALTY RETAIL (3.7%)
    Dick's Sporting Goods, Inc.*                         29,400         482,160
    Hot Topic, Inc.*                                     50,400         982,800
    Yankee Candle Company, Inc.*                         32,800         562,520
                                                                   ------------
                                                                      2,027,480
                                                                   ------------
VENTURE CAPITAL (2.8%)
    Austin Ventures*++                                   36,319          36,319
    Boston Ventures*++                                  455,659         455,659
    CVC Capital Partners*++                             148,772         148,773
    Madison Dearborn Partners*++                        114,091         114,091
    NewEnterprise Associates*++                         418,487         418,487
    Oak Investment Partners XLP*++                      367,637         367,637
                                                                   ------------
                                                                      1,540,966
                                                                   ------------
TOTAL UNITED STATES                                                  27,443,578
                                                                   ------------

TOTAL COMMON STOCKS (Cost $60,082,066)                               51,322,606
                                                                   ------------
PREFERRED STOCKS (1.6%)
UNITED STATES (1.6%)
CONSUMER SERVICES (1.5%)
    PRN Corp.*++                                         88,000         792,000
INTERNET SOFTWARE & SERVICES (0.1%)
    Planetweb, Inc.*++                                  183,800          71,682
                                                                   ------------

TOTAL PREFERRED STOCKS (Cost $1,790,331)                                863,682
                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        8

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------    ------------
WARRANTS (0.0%)
CANADA (0.0%)
INTERNET SOFTWARE & SERVICES (0.0%)
    Wysdom, Inc.*++                                      60,000    $          0
                                                                   ------------
TOTAL CANADA                                                                  0
                                                                   ------------
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp.*++                                         20,366               0
                                                                   ------------
TOTAL UNITED STATES                                                           0
                                                                   ------------

TOTAL WARRANTS (Cost $228,000)                                                0
                                                                   ------------

                                                        PAR
                                                       (000)
                                                       -----
SHORT-TERM INVESTMENT (4.0%)
    State Street Bank and Trust Co.
      Euro Time Deposit, 1.750%, 11/01/02
    (Cost $2,173,000)                                $    2,173       2,173,000
                                                                   ------------
TOTAL INVESTMENTS  AT VALUE (100.3%)
  (Cost $64,273,397)                                                 54,359,288

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                          (175,622)
                                                                   ------------

NET ASSETS (100.0%)                                                $ 54,183,666
                                                                   ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt

----------
*  Non-income producing security
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $64,273,397)                                             $  54,359,288
    Cash                                                                                          551
    Foreign currency (Cost $20,596)                                                            20,735
    Receivable for investments sold                                                           142,578
    Dividend and interest receivable                                                           24,510
    Receivable for fund shares sold                                                             8,969
    Prepaid expenses and other assets                                                          30,980
                                                                                        -------------
      Total Assets                                                                         54,587,611
                                                                                        -------------
LIABILITIES
    Advisory fee payable                                                                       12,956
    Administrative services fee payable                                                        10,223
    Distribution/Shareholder Servicing fee payable                                             11,735
    Directors' fee payable                                                                      2,281
    Payable for investments purchased                                                         158,463
    Payable for fund shares redeemed                                                          136,198
    Other accrued expenses payable                                                             72,089
                                                                                        -------------
      Total Liabilities                                                                       403,945
                                                                                        -------------
NET ASSETS
    Capital stock, $0.001 par value                                                             4,921
    Paid-in capital                                                                       149,215,664
    Accumulated net realized loss on investments and foreign currency transactions        (85,123,599)
    Net unrealized depreciation from investments and foreign currency translations         (9,913,320)
                                                                                        -------------
      Net Assets                                                                        $  54,183,666
                                                                                        =============
COMMON SHARES
    Net assets                                                                          $  52,702,054
    Shares outstanding                                                                      4,784,338
                                                                                        -------------
    Net asset value, offering price and redemption price per share                      $       11.02
                                                                                        =============
ADVISOR SHARES
    Net assets                                                                          $   1,305,912
    Shares outstanding                                                                        120,694
                                                                                        -------------
    Net asset value, offering price and redemption price per share                      $       10.82
                                                                                        =============

                 See Accompanying Notes to Financial Statements.

                                       10

A SHARES
    Net assets                                                                          $      35,034
    Shares outstanding                                                                          3,185
                                                                                        -------------
    Net asset value and redemption price per share                                      $       11.00
                                                                                        =============
    Maximum offering price per share (net asset value/(1-5.75%))                        $       11.67
                                                                                        =============
B SHARES
    Net assets                                                                          $      80,860
    Shares outstanding                                                                          7,413
                                                                                        -------------
    Net asset value and offering price per share                                        $       10.91
                                                                                        =============
C SHARES
    Net assets                                                                          $      59,806
    Shares outstanding                                                                          5,477
                                                                                        -------------
    Net asset value and offering price per share                                        $       10.92
                                                                                        =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Dividends                                                                                  $      322,180
    Interest                                                                                           53,058
    Foreign taxes withheld                                                                            (51,878)
                                                                                               --------------
      Total investment income                                                                         323,360
                                                                                               --------------
EXPENSES
    Investment advisory fees                                                                        1,094,934
    Administrative services fees                                                                      161,458
    Shareholder servicing/Distribution fees                                                           226,466
    Transfer agent fees                                                                               343,460
    Registration fees                                                                                 110,492
    Printing fees                                                                                     101,441
    Legal fees                                                                                         32,163
    Custodian fees                                                                                     31,355
    Audit fees                                                                                         21,807
    Directors' fees                                                                                    17,592
    Insurance expense                                                                                   7,078
    Interest expense                                                                                    3,082
    Miscellaneous expense                                                                               7,266
                                                                                               --------------
      Total expenses                                                                                2,158,594
    Less: fees waived                                                                                (705,801)
                                                                                               --------------
      Net expenses                                                                                  1,452,793
                                                                                               --------------
       Net investment loss                                                                         (1,129,433)
                                                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                            (17,234,000)
    Net realized loss on foreign currency transactions                                                (33,579)
    Net change in unrealized appreciation (depreciation) from investments                          (1,284,783)
    Net change in unrealized appreciation (depreciation) from foreign currency translations            10,156
                                                                                               --------------
    Net realized and unrealized loss from investments and foreign currency related items          (18,542,206)
                                                                                               --------------
    Net decrease in net assets resulting from operations                                       $  (19,671,639)
                                                                                               ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR         FOR THE YEAR
                                                                                ENDED                ENDED
                                                                          OCTOBER 31, 2002     OCTOBER 31, 2001
                                                                          ----------------     ----------------
FROM OPERATIONS
  Net investment loss                                                      $   (1,129,433)      $   (1,602,940)
  Net realized loss on investments and foreign currency transactions          (17,267,579)         (64,110,078)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                          (1,274,627)         (37,024,603)
                                                                           --------------       --------------
    Net decrease in net assets resulting from operations                      (19,671,639)        (102,737,621)
                                                                           --------------       --------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                 74,346,761          115,690,007
  Net asset value of shares redeemed                                          (97,715,397)(1)     (136,164,025)
                                                                           --------------       --------------
    Net decrease in net assets from capital share transactions                (23,368,636)         (20,474,018)
                                                                           --------------       --------------
  Net decrease in net assets                                                  (43,040,275)        (123,211,639)
NET ASSETS
  Beginning of year                                                            97,223,941          220,435,580
                                                                           --------------       --------------
  End of year                                                              $   54,183,666       $   97,223,941
                                                                           ==============       ==============

----------
(1) Net of $7,730 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                             FOR THE YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                            2002           2001           2000           1999           1998
                                                          --------       --------       --------       --------       --------
PER SHARE DATA
  Net asset value, beginning of period                    $  14.73       $  27.67       $  19.25       $  10.53       $  11.15
                                                          --------       --------       --------       --------       --------
INVESTMENT OPERATIONS
  Net investment loss                                        (0.19)(1)      (0.21)(1)      (0.13)         (0.09)         (0.02)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                           (3.52)        (12.73)         11.35           8.84          (0.20)
                                                          --------       --------       --------       --------       --------
      Total from investment operations                       (3.71)        (12.94)         11.22           8.75          (0.22)
                                                          --------       --------       --------       --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --             --             --             --          (0.29)
  Distributions from net realized gains                         --             --          (2.80)         (0.03)         (0.11)
                                                          --------       --------       --------       --------       --------
      Total dividends and distributions                         --             --          (2.80)         (0.03)         (0.40)
                                                          --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                            $  11.02       $  14.73       $  27.67       $  19.25       $  10.53
                                                          ========       ========       ========       ========       ========
      Total return(2)                                       (25.19)%       (46.77)%        60.22%         83.36%         (1.91)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                $ 52,702       $ 94,322       $211,822       $  7,263       $  3,661
    Ratio of expenses to average net assets                   1.65%          1.65%(3)       1.67%(3)       1.66%(3)       1.65%(3)
    Ratio of net investment loss to average
      net assets                                             (1.28)%        (1.06)%        (0.77)%        (0.61)%        (1.01)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.81%          0.49%          0.44%          2.07%          3.90%
  Portfolio turnover rate                                       84%           138%            96%           240%           187%

----------
(1) Per share information is calculated using the average shares outstanding method.
(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                      --------------------------------------------------------------------------
                                                         2002            2001            2000            1999            1998
                                                      ----------      ----------      ----------      ----------      ----------
PER SHARE DATA
  Net asset value, beginning of period                $    14.52      $    27.36      $    19.09      $    10.46      $    11.11
                                                      ----------      ----------      ----------      ----------      ----------
INVESTMENT OPERATIONS
  Net investment loss                                      (0.22)(1)       (0.25)(1)       (0.16)          (0.12)(1)       (0.15)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         (3.48)         (12.59)          11.24            8.78           (0.11)
                                                      ----------      ----------      ----------      ----------      ----------
      Total from investment operations                     (3.70)         (12.84)          11.08            8.66           (0.26)
                                                      ----------      ----------      ----------      ----------      ----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                        --              --              --              --           (0.28)
  Distributions from net realized gains                       --              --           (2.81)          (0.03)          (0.11)
                                                      ----------      ----------      ----------      ----------      ----------
      Total dividends and distributions                       --              --           (2.81)          (0.03)          (0.39)
                                                      ----------      ----------      ----------      ----------      ----------
REDEMPTION FEES                                               --(2)           --              --              --              --
                                                      ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD                        $    10.82      $    14.52      $    27.36      $    19.09      $    10.46
                                                      ==========      ==========      ==========      ==========      ==========
      Total return(3)                                     (25.48)%        (46.93)%         59.94%          83.06%          (2.31)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $    1,306      $    2,858      $    8,614      $       54      $        1
    Ratio of expenses to average net assets                 1.90%           1.90%(4)        1.92%(4)        1.91%(4)        1.90%(4)
    Ratio of net investment loss to average
      net assets                                           (1.55)%         (1.30)%         (1.02)%         (1.24)%         (1.26)%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                  0.80%           0.48%           0.44%           1.27%          45.95%
  Portfolio turnover rate                                     84%            138%             96%            240%            187%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE YEAR
                                                           ENDED OCTOBER 31,
                                                      --------------------------
                                                         2002           2001(1)
                                                      ---------       ----------
PER SHARE DATA
  Net asset value, beginning of period                $   14.74       $    17.15
                                                      ---------       ----------

INVESTMENT OPERATIONS
  Net investment loss                                     (0.15)(2)        (0.06)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                        (3.59)           (2.35)
                                                      ---------       ----------
      Total from investment operations                    (3.74)           (2.41)
                                                      ---------       ----------
NET ASSET VALUE, END OF PERIOD                        $   11.00       $    14.74
                                                      =========       ==========
      Total return(3)                                    (25.37)%         (14.05)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $      35       $        1
    Ratio of expenses to average net assets                1.65%            1.65%(4)
    Ratio of net investment loss to
      average net assets                                  (1.16)%          (1.39)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 1.02%            1.03%(4)
  Portfolio turnover rate                                    84%             138%

----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE YEAR
                                                          ENDED OCTOBER 31,
                                                      --------------------------
                                                         2002           2001(1)
                                                      ---------       ----------
PER SHARE DATA
  Net asset value, beginning of period                $   14.71       $    17.15
                                                      ---------       ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.30)(2)        (0.08)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                        (3.50)           (2.36)
                                                      ---------       ----------
      Total from investment operations                    (3.80)           (2.44)
                                                      ---------       ----------
NET ASSET VALUE, END OF PERIOD                        $   10.91       $    14.71
                                                      =========       ==========
      Total return(3)                                    (25.83)%         (14.23)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $      81       $        1
    Ratio of expenses to average net assets                2.40%            2.40%(4)
    Ratio of net investment loss to
      average net assets                                  (2.07)%          (2.09)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.80%            1.02%(4)
  Portfolio turnover rate                                    84%             138%

----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                             FOR THE YEAR
                                                           ENDED OCTOBER 31,
                                                      --------------------------
                                                         2002           2001(1)
                                                      ---------       ----------
PER SHARE DATA
  Net asset value, beginning of period                $   14.72       $    17.15
                                                      ---------       ----------
INVESTMENT OPERATIONS
  Net investment loss                                     (0.28)(2)        (0.10)
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                        (3.52)           (2.33)
                                                      ---------       ----------
      Total from investment operations                    (3.80)           (2.43)
                                                      ---------       ----------
NET ASSET VALUE, END OF PERIOD                        $   10.92       $    14.72
                                                      =========       ==========
      Total return(3)                                    (25.82)%         (14.17)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)            $      60       $       42
    Ratio of expenses to average net assets                2.40%            2.40%(4)
    Ratio of net investment loss to
      average net assets                                  (2.02)%          (2.70)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                 0.83%            1.14%(4)
  Portfolio turnover rate                                    84%             138%

----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Credit Suisse Global Post-Venture Capital Fund ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. Global Post-Venture Capital Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

     The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Advisor Class shares bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed .75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares are currently bearing expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a plan of distribution at an annual rate up to 1.00% of the average daily net asset value of the Fund's Class C shares.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

     The Fund initially values its investments in private-equity portfolios at cost. After that, it values these investments according to reports from the private-equity portfolios that Abbott Capital Management, LLC ("Abbott"), the Fund's sub-investment adviser, generally receives on a quarterly basis. The Fund's net asset value typically will not reflect interim changes in the values of its private-equity-portfolio investments.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2002 the Fund had no open forward foreign currency contracts.

     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the year ended October 31, 2002.

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

     J) OTHER -- The Fund invests in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or gains are earned.

     The Fund may invest up to 15% of its total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned and voluntarily waived were $1,094,934 and $705,801, respectively.

     Effective May 1, 2002, Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") affiliates of CSAM, became sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Japan's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

     Effective October 9, 2002, Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia") an affiliate of CSAM, became a sub-investment adviser to the Fund. CSAM Ltd. Australia's sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Abbott Management serves as sub-investment adviser for the Fund's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott and CSAM, Abbott is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Fund to Abbott for its sub-investment advisory services.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective August 1, 2002.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $87,595.

     For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------                     -----------
          First $500 million                           .08% of average daily net assets
          Next $1 billion                              .07% of average daily net assets
          Over $1.5 billion                            .06% of average daily net assets

     For the period November 1, 2001 through July 31, 2002, co-administrative services fees earned by PFPC (including out-of-pocket expenses) were $59,144.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

          AVERAGE DAILY NET ASSETS                     ANNUAL RATE
          ------------------------                     -----------
          First $5 billion                             .050% of average daily net assets
          Next $5 billion                              .035% of average daily net assets
          Over $10 billion                             .020% of average daily net assets

     For the period August 1, 2002 through October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $14,719.

     In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Common and Class A shares of the Fund. For the Advisor Class shares, the fee is calculated at an annual rate of ..50% of average daily net assets. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the year ended October 31, 2002, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                  SHAREHOLDER SERVICING/
                                                     DISTRIBUTION FEE
                                                  ----------------------
          Common Class                                 $ 212,620
          Advisor Class                                   11,281
          Class A                                            114
          Class B                                          1,778
          Class C                                            673
                                                       ---------
                                                       $ 226,466
                                                       ---------

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $195,886 which is included in the Fund's transfer agent expense.

     For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $8,076 from commissions earned on the sale of the Fund shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $54,465 for its services to the Fund.

NOTE 3. LINE OF CREDIT

     Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

          AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
          LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
          -------------        ----------------          ----------------
            $ 941,250               2.265%                 $ 2,477,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

     For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $70,167,177 and $92,783,859, respectively.

NOTE 5. RESTRICTED SECURITIES

     Certain of the Fund's investments are restricted as to resale, and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the acquisition dates, aggregate cost, fair values as of October 31, 2002, and percent of net assets which the securities represent.

                                       SECURITY      ACQUISITION                      FAIR       PERCENTAGE OF
        SECURITY DESCRIPTION             TYPE           DATES           COST          VALUE     NET ASSET VALUE
        --------------------       ----------------  -----------     -----------   -----------  ---------------
        Austin Ventures            Ltd. Partnership   7/13/01        $    85,018   $    36,319       0.07%
        Boston Ventures            Ltd. Partnership   9/01/96            665,105       455,659       0.84%
        CVC Capital Partners       Ltd. Partnership   9/04/01            153,635       148,773       0.28%
        Madison Dearborn
          Partners,                Ltd. Partnership   4/02/01            143,345       114,091       0.21%
        NewEnterprise Associates   Ltd. Partnership   12/01/96           630,138       418,487       0.77%
        Oak Investment
          Partners XLP             Ltd. Partnership   1/18/01            404,907       367,637       0.68%
        Planetweb, Inc.            Preferred          9/08/00            998,331        71,682       0.13%
        PRN Corp.                  Preferred          8/13/01            792,000       792,000       1.46%
        PRN Corp.                  Warrants           8/14/01                 --            --         --
        Wysdom, Inc.               Warrants           2/22/00            228,000            --         --
                                                                     -----------   -----------       -----
                                                                     $ 4,100,479   $ 2,404,648       4.44%
                                                                     ===========   ===========       =====

NOTE 6. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common shares, two billion are designated as Advisor shares, one billion are designated as Class A shares, one billion are designated as Class B shares and one billion are classified as Class C shares. Transactions in capital shares were as follows:

                                                     COMMON CLASS
                              ------------------------------------------------------------
                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                   OCTOBER 31, 2002                 OCTOBER 31, 2001
                              ------------------------------------------------------------
                                SHARES          VALUE            SHARES          VALUE
                              ----------    ------------       ----------    -------------
Shares sold                    4,625,116    $ 70,142,442        5,385,909    $ 106,536,802
Shares redeemed               (6,242,097)    (92,637,159)      (6,640,566)    (125,249,330)
                              ----------    ------------       ----------    -------------
Net decrease                  (1,616,981)   $(22,494,717)      (1,254,657)   $ (18,712,528)
                              ==========    ============       ==========    =============

                                                  ADVISOR CLASS
                              ------------------------------------------------------------
                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                   OCTOBER 31, 2002                 OCTOBER 31, 2001
                              ------------------------------------------------------------
                                SHARES          VALUE            SHARES          VALUE
                              ----------    ------------       ----------    -------------
Shares sold                      176,636    $  2,622,228          510,011    $   9,108,888
Shares redeemed                 (252,795)     (3,757,271)        (627,955)     (10,914,695)
                              ----------    ------------       ----------    -------------
Net decrease                     (76,159)   $ (1,135,043)        (117,944)   $  (1,805,807)
                              ==========    ============       ==========    =============

                                                     CLASS A
                              ------------------------------------------------------------
                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                   OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                              ------------------------------------------------------------
                                SHARES          VALUE            SHARES          VALUE
                              ----------    ------------       ----------    -------------
Shares sold                      109,808    $  1,226,255               67    $       1,142
Shares redeemed                 (106,690)     (1,171,446)              --               --
                              ----------    ------------       ----------    -------------
Net increase                       3,118    $     54,809               67    $       1,142
                              ==========    ============       ==========    =============

                                                     CLASS B
                              ------------------------------------------------------------
                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                   OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                              ------------------------------------------------------------
                                SHARES          VALUE            SHARES          VALUE
                              ----------    ------------       ----------    -------------
Shares sold                       19,657    $    314,736               67    $       1,150
Shares redeemed                  (12,311)       (149,498)              --               --
                              ----------    ------------       ----------    -------------
Net increase                       7,346    $    165,238               67    $       1,150
                              ==========    ============       ==========    =============

                                       27

                                                     CLASS C
                              ------------------------------------------------------------
                                  FOR THE YEAR ENDED               FOR THE YEAR ENDED
                                   OCTOBER 31, 2002                OCTOBER 31, 2001(1)
                              ------------------------------------------------------------
                                SHARES          VALUE            SHARES          VALUE
                              ----------    ------------       ----------    -------------
Shares sold                        2,618    $     41,100            2,861    $      42,025
Shares redeemed                       (2)            (23)              --               --
                              ----------    ------------       ----------    -------------
Net increase                       2,616    $     41,077            2,861    $      42,025
                              ==========    ============       ==========    =============

----------
(1)  For the period July 31, 2001 (inception date) through October 31, 2001.

     The Board of Directors of the Fund approved the imposition of a redemption fee plan, effective September 16, 2002, whereby 2% of the value of the Common Class and the Advisor Class shares redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

     On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                                      NUMBER OF            APPROXIMATE PERCENTAGE
                                    SHAREHOLDERS            OF OUTSTANDING SHARES
                                    ------------           ----------------------
          Common Class                    2                          62%
          Advisor Class                   4                          53%
          Class A                         7                          94%
          Class B                         7                          82%
          Class C                         5                          97%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 7. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and excise tax regulations.

     There were no dividends and distributions in the year ended October 31, 2002.

     At October 31, 2002, the components of distributable earnings on a tax basis were as follows:

          Accumulated realized gain (loss)                  $ (84,809,002)
          Unrealized appreciation (depreciation)              (10,227,917)
                                                            -------------
                                                            $ (95,036,919)
                                                            =============

     At October 31, 2002, the Fund's capital loss carryovers available to offset possible future capital gains were as follows:

                              EXPIRES OCTOBER 31,
             2008                     2009                      2010
          -----------         -------------------            ------------
          $ 3,266,167              $ 64,511,245              $ 17,031,590

     At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $64,587,994, $4,094,392, $(14,322,309) and $(10,227,917), respectively.

     At October 31, 2002, the Fund reclassified $1,129,433 to accumulated undistributed net investment loss and $33,579 to accumulated net realized gain
(loss) from investments from paid-in capital, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and losses deferred due to wash sales. Net assets were not affected by these reclassifications.

NOTE 8. SUBSEQUENT EVENT

     On December 12, 2002, the Board of Directors of the Fund approved, subject to shareholder approval, a proposed reorganization (the "Reorganization"). If the Reorganization is completed, each shareholder of the Credit Suisse Global Health Sciences Fund (the "Global Health Sciences Fund") would become a shareholder of the Fund and would receive on a tax-free basis shares of the Fund with the same net asset value as their shares of the Global Health Sciences Fund. The Reorganization is subject to the approval of the Global Health Sciences Fund's shareholders. Proxy materials describing the proposed Reorganization will be mailed to shareholders of the Global Health Sciences Fund in anticipation of a special meeting of shareholders to be held at a later date.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Global Post-Venture Capital Fund, Inc.:

     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Global Post-Venture Capital Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                             TERM                                      NUMBER OF
                                             OF OFFICE(1)                              PORTFOLIOS IN
                                             AND                                       FUND
                             POSITION(S)     LENGTH         PRINCIPAL                  COMPLEX          OTHER
                             HELD WITH       OF TIME        OCCUPATION(S) DURING       OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED         PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------   ---------------------      --------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis           Director and    Since          Currently retired;         53               Director of
c/o Credit Suisse Asset      Audit           1999           Executive Vice                              The Indonesia
Management, LLC.             Committee                      President and                               Fund, Inc.
466 Lexington Avenue         Member                         Chief Financial
New York, New York                                          Officer of Pan Am
10017-3147                                                  Corporation and
                                                            Pan American
Age: 70                                                     World Airways,
                                                            Inc. from 1988 to
                                                            1991

Jack W. Fritz                Director and    Since          Private investor;          52               Director of
2425 North Fish Creek Road   Audit           Fund           Consultant and                              Advo, Inc.
P.O. Box 1287                Committee       Inception      Director of Fritz                           (direct mail
Wilson, Wyoming 83014        Member                         Broadcasting, Inc.                          advertising)
                                                            and Fritz
Age: 75                                                     Communications
                                                            (developers and
                                                            operators of radio
                                                            stations) since
                                                            1987

Jeffrey E. Garten            Director and    Since          Dean of Yale               52               Director of
Box 208200                   Audit           1998           School of                                   Aetna, Inc.;
New Haven, Connecticut       Committee                      Management and                              Director of
06520-8200                   Member                         William S. Beinecke                         Calpine Energy
                                                            Professor in the                            Corporation;
Age: 56                                                     Practice of                                 Director of
                                                            International                               CarMax Group
                                                            Trade and Finance;                          (used car
                                                            Undersecretary of                           dealers)
                                                            Commerce for
                                                            International Trade
                                                            from November 1993
                                                            to October 1995;
                                                            Professor at
                                                            Columbia University
                                                            from September
                                                            1992 to November
                                                            1993

                                       31

                                             TERM                                      NUMBER OF
                                             OF OFFICE(1)                              PORTFOLIOS IN
                                             AND                                       FUND
                             POSITION(S)     LENGTH         PRINCIPAL                  COMPLEX          OTHER
                             HELD WITH       OF TIME        OCCUPATION(S) DURING       OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED         PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------   ---------------------      --------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)
Peter F. Krogh               Director and    Since          Dean Emeritus and          52               Member of the
301 ICC                      Audit           2001           Distinguished Professor                     Board
Georgetown University        Committee                      of International Affairs                    of The Carlisle
Washington, DC 20057         Member                         at the Edmund A.                            Companies Inc.;
                                                            Walsh School of                             Member of
Age: 65                                                     Foreign Service,                            Selection
                                                            Georgetown University;                      Committee
                                                            Moderator of PBS                            for Truman
                                                            Foreign affairs television                  Scholars and
                                                            Series                                      Henry Luce
                                                                                                        Scholars;
                                                                                                        Senior Associate
                                                                                                        of Center
                                                                                                        for Strategic
                                                                                                        and International
                                                                                                        Studies;
                                                                                                        Trustee of
                                                                                                        numerous world
                                                                                                        affairs
                                                                                                        organizations

James S. Pasman, Jr.         Director and    Since          Currently retired;         54               Director of
c/o Credit Suisse Asset      Audit           1999           President and Chief                         Education
Management, LLC.             Committee                      Operating Officer of                        Management
466 Lexington Avenue         Member                         National InterGroup,                        Corp.; Director
New York, New York                                          Inc. (holding company)                      of Credit
10017-3147                                                  from April 1989                             Suisse Asset
                                                            to March 1991;                              Management
Age: 71                                                     Chairman of Permian                         Income Fund,
                                                            Oil Co. from April 1989                     Inc.; Trustee of
                                                            to March 1991                               Credit Suisse
                                                                                                        High Yield Bond
                                                                                                        Fund;

                                       32

                                             TERM                                      NUMBER OF
                                             OF OFFICE(1)                              PORTFOLIOS IN
                                             AND                                       FUND
                             POSITION(S)     LENGTH         PRINCIPAL                  COMPLEX          OTHER
                             HELD WITH       OF TIME        OCCUPATION(S) DURING       OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED         PAST FIVE YEARS            DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------   ---------------------      --------------   ----------------
INDEPENDENT DIRECTORS--(CONTINUED)
Steven N. Rappaport          Director and    Since          Partner of Lehigh Court,   53               Director of
Lehigh Court, LLC            Audit           1999           LLC since July 2002;                        The First Israel
40 East 52nd Street          Committee                      President of Sun Guard                      Fund, Inc.
New York, New York           Chairman                       Securities Finance, Inc.
10022                                                       from 2001 through
                                                            July 2002; President of
Age: 54                                                     Loanet, Inc. (on-line
                                                            accounting service)
                                                            from 1995 to 2001;
                                                            Executive Vice President
                                                            of Loanet, Inc. from 1994
                                                            to 1997; Director,
                                                            President, North
                                                            American Operations,
                                                            and former Executive
                                                            Vice President from
                                                            1992 to 1993 of
                                                            Worldwide Operations
                                                            of Metallurg Inc.
                                                            (manufacturer of
                                                            specialty metals and
                                                            alloys);  Executive
                                                            Vice President, Telerate,
                                                            Inc. (provider of
                                                            real-time information to
                                                            the capital markets) from
                                                            1987 to 1992; Partner in
                                                            the law firm of Hartman &
                                                            Craven until 1987

INTERESTED DIRECTOR

William W. Priest(2)         Director        Since          Senior Partner and         59               Director of The
Steinberg Priest & Sloane                    1999           Fund Manager,                               Brazilian Equity
Capital Management                                          Steinberg                                   Fund, Inc.; The
12 East 49th Street                                         Priest & Sloane Capital                     Chile Fund, Inc.;
12th Floor                                                  Management since                            The Emerging
New York, New York                                          March 2001; Chairman                        Markets
10017                                                       and Managing                                Telecommunications
                                                            Director of CSAM                            Fund, Inc.; The
Age: 61                                                     from 2000 to                                First Israel Fund,
                                                            February 2001, Chief                        Inc.; The Latin
                                                            Executive Officer and                       America Equity
                                                            Managing Director of                        Fund, Inc.; The
                                                            CSAM from 1990 to                           Indonesia Fund,
                                                            2000                                        Inc.; and Credit
                                                                                                        Suisse Asset
                                                                                                        Management
                                                                                                        Income Fund, Inc.

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                             POSITION(S)             LENGTH
                             HELD WITH               OF TIME
NAME, ADDRESS AND AGE        FUND                    SERVED            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------        -----------             ------------      ----------------------------------------------
OFFICERS

Laurence R. Smith            Chairman                Since             Managing Director and Global Chief Investment Officer
Credit Suisse Asset                                  2002              of CSAM; Associated with JP Morgan Investment
466 Lexington Avenue                                                   Management from 1981 to 1999; Officer of other
New York, New York                                                     Credit Suisse Funds
10017-3147

Age: 44

Hal Liebes, Esq.             Vice President          Since             Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset          and Secretary           1999              Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC                                                        Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                                   with CS First Boston Investment Management from
New York, New York                                                     1994 to 1995; Associated with Division of Enforcement,
10017-3147                                                             U.S. Securities and Exchange Commission
                                                                       from 1991 to 1994; Officer of other Credit Suisse Funds
Age: 38

Michael A. Pignataro         Treasurer and           Since             Director and Director of Fund Administration
Credit Suisse Asset          Chief Financial         1999              of CSAM; Associated with CSAM since 1984;
Management, LLC              Officer                                   Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.    Assistant               Since             Vice President and Legal Counsel of CSAM since
Credit Suisse Asset          Secretary               2000              January 2000; Associated with the law firm of Swidler
Management, LLC                                                        Berlin Shereff Friedman LLP from 1996 to 2000;
466 Lexington Avenue                                                   Officer of other Credit Suisse Funds
New York, New York
10017-3147

Age: 36

Kimiko T. Fields, Esq.       Assistant               Since             Assistant Vice President and Legal Counsel of CSAM
Credit Suisse Asset          Secretary               2002              since December 2000; Assistant Vice President,
Management, LLC                                                        Institutional Marketing Department, CSAM, from
466 Lexington Avenue                                                   January 2000 to December 2000; Marketing Associate,
New York, New York                                                     International Equity Department, Warburg Pincus
10017-3147                                                             Asset Management, Inc. from January of 1998 to
                                                                       January 2000; self-employed author and consultant,
Age: 38                                                                from December 1996 to January 1997; Officer of other
                                                                       Credit Suisse Funds

                                       34

                                                     TERM
                                                     OF OFFICE(1)
                                                     AND
                             POSITION(S)             LENGTH
                             HELD WITH               OF TIME
NAME, ADDRESS AND AGE        FUND                    SERVED            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------        -----------             ------------      ----------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. Del Guercio         Assistant               Since             Vice President and Administrative Officer
of CSAM; Credit Suisse Asset Treasurer               1999              Associated with CSAM since June 1996; Assistant
Management, LLC                                                        Treasurer, Bankers Trust Co. -- Fund Administration
466 Lexington                                                          Avenue from March 1994 to June 1996; Mutual Fund
New York, New York                                                     Accounting Supervisor, Dreyfus Corporation
10017-3147                                                             from April 1987 to March 1994; Officer of other
                                                                       Credit Suisse Funds

Age: 39

Joseph Parascondola          Assistant               Since             Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset          Treasurer               2000              since April 2000; Assistant Vice President, Deutsche
Management, LLC                                                        Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                                   Assistant Vice President, Weiss, Peck & Greer
New York, New York                                                     LLC from November 1995 to December 1998; Officer of
                                                                       other Credit Suisse Funds
10017-3147

Age: 39

Robert M. Rizza              Assistant               Since             Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset          Treasurer               2002              Administrative Officer of CSAM from March 1998 to
Management, LLC                                                        December 2000; Assistant Treasurer of Bankers
466 Lexington Avenue                                                   Trust Co. from April 1994 to March 1998; Officer of
New York, New York                                                     other Credit Suisse Funds
10017-3147

Age: 37

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Fund was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on October 9, 2002. The following matter was voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for each proposal.

   To approve a Sub-Investment Advisory Agreement for the Fund, Credit Suisse Asset Management LLC and Credit Suisse Asset Management (Australia) Limited ("CSAM Australia"):

                                         % OF TOTAL SHARES     % OF TOTAL
                             SHARES         OUTSTANDING       SHARES VOTED
                         -------------   -----------------    ------------
        For               4,149,191.48           78.25%            97.65%
        Against              47,059.27            0.89%             1.11%
        Abstain              52,857.44            1.00%             1.24%

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.CreditSuisseFunds.com

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